Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2012
Other Operating Income and Expenses [Abstract]
Other Operating Income and Expenses
Note 23. Other Operating Income and Expenses

Other operating income and expenses that exceed 1% of the total of interest income and other income presented separately consist of the following:

	2012	2011

BOLI income	$459	$452

Other Contracted Services	$743	$667
FDIC Insurance Costs	$1,330	$1,539
Software Licensing / Maintenance	$736	$635
Postage and Freight	$299	$314
Legal	$337	$457